Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Argentine Republic Government International Bond07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Qatar Government International Bond03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Romanian Government International Bond02/27/2027 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Colombia Government International Bond01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Turkey Government International Bond02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | DP World PLC07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Mexico Government International Bond04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Saudi Government International Bond01/21/2055 3.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Colombia Government International Bond09/18/2037 7.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Peruvian Government International Bond11/18/2050 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Argentine Republic Government International Bond07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Qatar Government International Bond03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Romanian Government International Bond02/27/2027 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Colombia Government International Bond01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Turkey Government International Bond02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | DP World PLC07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Mexico Government International Bond04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Saudi Government International Bond01/21/2055 3.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Colombia Government International Bond09/18/2037 7.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Peruvian Government International Bond11/18/2050 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%